Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Marketable securities consisted of the following at December 31, 2022.

December 31, 2022	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Marketable securities, available-for-sale:
U.S. treasury obligations	$15,756,902	$104,718	$—	$15,861,620

Total	$15,756,902	$104,718	$—	$15,861,620